INTANGIBLE ASSETS (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	$ 10,449
Balance at end of year	16,368	$ 10,449
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	18,817	22,324
Additions during year	6,002	1
Deletions during the year	6,704	185
Disposal during the year	0	3,323
Balance at end of year	18,115	18,817
Cost [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	18,019	21,342
Additions during year	6,000	0
Deletions during the year	6,700	0
Disposal during the year	0	3,323
Balance at end of year	17,319	18,019
Cost [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	798	982
Additions during year	2	1
Deletions during the year	4	185
Disposal during the year	0	0
Balance at end of year	796	798
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(8,368)	(7,470)
Additions during year	82	73
Deletions during the year	6,703	185
Impairment during year	0	1,010
Balance at end of year	(1,747)	(8,368)
Accumulated depreciation and impairment [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(7,809)	(6,799)
Additions during year	0	0
Deletions during the year	6,700	0
Impairment during year	0	1,010
Balance at end of year	(1,109)	(7,809)
Accumulated depreciation and impairment [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	(559)	(671)
Additions during year	82	73
Deletions during the year	3	185
Impairment during year	0	0
Balance at end of year	(638)	(559)
Net Book Value [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	10,449
Balance at end of year	16,368	10,449
Net Book Value [Member] | Intellectual property [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	10,210
Balance at end of year	16,210	10,210
Net Book Value [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning of year	239
Balance at end of year	$ 158	$ 239